Business and Organization (Schedule of Portfolio of Note Leased Properties) (Details)	Sep. 30, 2015 ft² property	Dec. 31, 2014 ft² property	Dec. 31, 2013 ft² property
Property, Plant and Equipment [Line Items]
Number of real estate properties | property	173	100	29
Area of real estate property | ft²	21,078,596	8,999,528	3,987,631
Percentage of occupancy	99.60%
Industrial Property [Member]
Property, Plant and Equipment [Line Items]
Number of real estate properties | property	68
Area of real estate property | ft²	14,167,861
Percentage of occupancy	100.00%
Office/Banking Centers [Member]
Property, Plant and Equipment [Line Items]
Number of real estate properties | property	80
Area of real estate property | ft²	4,819,052
Percentage of occupancy	98.30%
Specialty Industrial [Member]
Property, Plant and Equipment [Line Items]
Number of real estate properties | property	14
Area of real estate property | ft²	676,472
Percentage of occupancy	100.00%
Specialty Retail [Member]
Property, Plant and Equipment [Line Items]
Number of real estate properties | property	9
Area of real estate property | ft²	1,187,258
Percentage of occupancy	100.00%
Data Centers [Member]
Property, Plant and Equipment [Line Items]
Number of real estate properties | property	2
Area of real estate property | ft²	227,953
Percentage of occupancy	100.00%